ACQUISITIONS AND DIVESTITURES - Schedule of Pro Forma Financial Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Pro forma revenue	$ 6,422,771	$ 6,287,521
Pro forma net income (loss)	$ 634,692	$ (80,633)